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             STANDARD & POOR'S DEPOSITARY RECEIPTS(R) ("SPDRS")(R)

                              SPDR TRUST, SERIES I

                           (A UNIT INVESTMENT TRUST)

                         SUPPLEMENT DATED APRIL 14 2004

                      TO PROSPECTUS DATED JANUARY 27, 2004

     Effective April 19, 2004, the Trustee has voluntarily agreed to waive an additional portion of its fee, as needed, for one year, so that the total operating expenses will not exceed 0.10% of the Trust's daily net asset value. As a result, the Expense Table included on page 6 of the Trust's prospectus is revised as follows:

Shareholder Fees:*                                            None*
(fees paid directly from your investment)

ESTIMATED TRUST ANNUAL ORDINARY OPERATING EXPENSES:

CURRENT TRUST ANNUAL ORDINARY OPERATING EXPENSES              AS A % OF TRUST NET ASSETS
------------------------------------------------              --------------------------
Trustee's Fee                                                          0.0616%
S&P License Fee                                                        0.0350%
Registration Fees                                                      0.0026%
Marketing Expenses                                                     0.0300%
Other Operating Expenses                                               0.0014%
                                                                       --------
TOTAL:                                                                 0.1306%
Trustee Waiver**                                                      (0.0306%)
                                                                       --------
Net Expense After Waiver                                               0.1000%
Trustee Reduction for Balance Credits**                               (0.0013%)
                                                                       --------
Net Expenses after Waivers and Reductions                              0.0987%
                                                                       --------
                                                                       --------

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*Investors do not pay shareholder fees directly from their investment, but purchases and redemptions of Creation Units are subject to Transaction Fees (described below in "A Transaction Fee is Payable for Each Creation and for Each Redemption of Creation Units"), and purchases and sales of SPDRs in the secondary market are subject to ordinary brokerage commissions and charges (described above in "Brokerage Commissions on SPDRs").

**Until April 18, 2005, the Trustee has agreed to waive a portion of its fee to the extent operating expenses exceed 0.1000%. Thereafter, the Trustee may discontinue this voluntary waiver policy. Therefore, there is no guarantee that the Trust's ordinary operating expenses will not exceed 0.1000% of the trust's daily NAV after April 18, 2005. Trust expenses were further reduced by a Trustee's earnings credit of 0.0013% of the Trust's daily NAV as a result of uninvested cash balances in the Trust.